Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Excludes an aggregate of shares that were subject to possible redemption (in Shares)			1,422,573	11,557,525	9,831,911	11,572,288
Excludes income attributable to shares subject to possible redemption	$ 8,594	$ 550,253	$ 121,548	$ 1,085,101	$ 1,854,509	$ 1,571,048